Taxation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision	€ 833	€ 888
Pillar 2 income taxes	21	9	€ 0
Unused tax losses for which deferred tax asset recognised or not	2,241	2,245
Unused tax credits for which deferred tax asset recognised or not	813	795
Unused tax losses for which no deferred tax asset recognised	620	695
Unused tax credits for which no deferred tax asset recognised	291	502
Tax losses for which deferred tax has not been recognized and which have a date to expire	237	246
Other deductible temporary differences for which no deferred tax asset recognised	1,187	986
Other deductible temporary differences for which no deferred tax asset recognised, interest expense	1,138	868
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	1,764	2,013
India
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision, amortisation of intangible assets	€ 464	€ 506